Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment at June 30, 2026 and December 31, 2025 consisted of the following:

	June 30, 2026	December 31, 2025
Vehicles	$332,985	$-
Computer equipment	458	-
Furniture and fixtures	3,004	-
Leasehold improvements	44,482	-
	380,929	-
Less: accumulated depreciation	(22,799)	-
Net	$358,130	$-